Supplement to the Prospectus and Statement of Additional Information

                     Credit Suisse Short Duration Bond Fund

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

Kam Poon is responsible for the day-to-day portfolio management of the fund. Richard Avidon and Philip Wubbena are no longer portfolio managers of the fund.


Dated:  August 4, 2006                                     SD-PRO-LOAD-16-0806
                                                           2006-020